Recoverable Taxes - Summary of Recoverable Taxes (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	R$ 124	R$ 174
Recoverable taxes, non-current	242	231
Recoverable taxes	366	405
ICMS (VAT) [member]
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	80	71
Recoverable taxes, non-current	240	225
PIS and Pasep taxes [member]
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	4	12
Recoverable taxes, non-current		1
Cofins [member]
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	21	56
Recoverable taxes, non-current		3
Other [member]
Disclosure of Recoverable Taxes [Line Items]
Recoverable taxes, current	19	35
Recoverable taxes, non-current	R$ 2	R$ 2